Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted EPS for the years ended December 31 (in thousands, except per share amounts):

	2016	2015	2014
Net income (loss) from continuing operations	$114,408	$187,774	$(260,726)
Net income from discontinued operations, net of tax	12,392	—	—
Net income (loss)	126,800	187,774	(260,726)
Net loss from continuing operations attributable to redeemable non-controlling interests	—	—	1,179
Net income (loss) attributable to Equinix, basic and diluted	$126,800	$187,774	$(259,547)

Weighted-average shares used to calculate basic EPS	70,117	57,790	52,359
Effect of dilutive securities:
Employee equity awards	699	693	—
Total dilutive potential shares	699	693	—
Weighted-average shares used to calculate diluted EPS	70,816	58,483	52,359

Basic EPS attributable to Equinix:
Continuing operations	$1.63	$3.25	$(4.96)
Discontinued operations	0.18	—	—
Basic EPS	$1.81	$3.25	$(4.96)

Diluted EPS attributable to Equinix:
Continuing operations	$1.62	$3.21	$(4.96)
Discontinued operations	0.17	—	—
Diluted EPS	$1.79	$3.21	$(4.96)

Anti-dilutive Potential Shares of Common Stock Excluded from Computation of Earnings Per Share
The following table sets forth potential shares of common stock that are not included in the diluted EPS calculation above because to do so would be anti-dilutive for the years ended December 31 (in thousands):

	2016	2015	2014
Shares related to the potential conversion of 3.00% convertible subordinated notes	—	—	861
Shares related to the potential conversion of 4.75% convertible subordinated notes	893	1,977	2,824
Common stock related to employee equity awards	27	88	1,820
	920	2,065	5,505